Administration of Plan Assets	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Administration of Plan Assets	Administration of Plan Assets:
The Plan's assets are held by the Trustee of the Plan. Contributions are held and managed by the Trustee, which invests cash received, interest and dividend income, and makes distributions to participants. Certain administrative functions are performed by officers or employees of the Plan Sponsor. No such officer or employee receives compensation from the Plan.